Schedule of Investments (unaudited)	iShares® Core MSCI Pacific ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 23.3%
29Metals Ltd.(a)	29,072	$55,014
Abacus Property Group	83,085	190,679
Accent Group Ltd.	48,296	48,624
Adbri Ltd.	60,398	123,263
AGL Energy Ltd.	99,492	604,800
Alkane Resources Ltd.(a)	75,362	53,946
Allkem Ltd.(a)	84,960	708,075
ALS Ltd.	68,589	621,080
Altium Ltd.	17,507	394,385
Alumina Ltd.	365,435	460,081
AMP Ltd.(a)	431,005	348,220
Ampol Ltd.	35,442	833,284
Ansell Ltd.	17,586	336,828
APA Group	169,095	1,358,699
Appen Ltd.(b)	16,242	74,193
ARB Corp. Ltd.	10,175	282,025
Arena REIT	48,138	162,909
Aristocrat Leisure Ltd.	86,977	2,018,068
ASX Ltd.	28,410	1,717,659
Atlas Arteria Ltd.	140,591	683,001
AUB Group Ltd.	10,749	174,035
Aurizon Holdings Ltd.	267,367	755,075
Aussie Broadband Ltd.(a)	26,114	101,553
Austal Ltd.	48,131	68,509
Australia & New Zealand Banking Group Ltd.	413,718	7,872,717
Australian Agricultural Co. Ltd.(a)	44,716	54,246
Australian Ethical Investment Ltd.	10,614	43,128
Australian Strategic Materials Ltd.(a)	13,407	59,350
AVZ Minerals Ltd.(a)	347,816	233,659
Bank of Queensland Ltd.	94,474	536,004
Bapcor Ltd.	50,718	240,417
Beach Energy Ltd.	272,319	310,475
Bega Cheese Ltd.	44,911	158,498
Bellevue Gold Ltd.(a)	175,382	118,045
Bendigo & Adelaide Bank Ltd.	78,926	588,458
Betmakers Technology Group Ltd.(a)	115,395	46,089
BHP Group Ltd.	740,551	24,745,826
Blackmores Ltd.	2,554	129,325
BlueScope Steel Ltd.	71,730	1,019,685
Boral Ltd.	59,007	147,200
BrainChip Holdings Ltd.(a)(b)	194,069	128,861
Brambles Ltd.	208,478	1,539,468
Bravura Solutions Ltd.	26,615	35,299
Breville Group Ltd.	14,193	235,214
Brickworks Ltd.	12,784	212,336
BWP Trust	79,265	230,390
BWX Ltd.	27,405	36,051
Capricorn Metals Ltd.(a)	37,933	110,352
carsales.com Ltd.	37,830	558,487
Centuria Capital Group	97,855	190,072
Centuria Industrial REIT	77,410	215,728
Centuria Office REIT	52,118	80,351
Cettire Ltd.(a)(b)	19,168	8,697
Chalice Mining Ltd.(a)	49,082	235,629
Challenger Ltd.	87,673	443,586
Champion Iron Ltd.	45,061	228,424
Charter Hall Group	70,026	752,598
Charter Hall Long Wale REIT	84,679	317,805
Security	Shares	Value

Australia (continued)
Charter Hall Retail REIT	81,463	$254,471
Charter Hall Social Infrastructure REIT	40,285	114,040
City Chic Collective Ltd.(a)	23,628	49,179
Cleanaway Waste Management Ltd.	289,532	648,997
Clinuvel Pharmaceuticals Ltd.	6,979	80,267
Cochlear Ltd.	9,541	1,536,743
Codan Ltd./Australia	17,598	87,759
Coles Group Ltd.	194,347	2,555,402
Collins Foods Ltd.	16,387	117,341
Commonwealth Bank of Australia	249,415	18,128,359
Computershare Ltd.	79,330	1,398,593
Corporate Travel Management Ltd.(a)	16,107	290,612
Costa Group Holdings Ltd.	70,594	165,098
Credit Corp. Group Ltd.	10,337	197,659
Cromwell Property Group	193,281	116,000
Crown Resorts Ltd.(a)	55,579	503,221
CSL Ltd.	70,064	13,371,722
CSR Ltd.	76,711	328,521
Data#3 Ltd.	13,604	55,247
De Grey Mining Ltd.(a)	142,362	119,779
Deterra Royalties Ltd.	70,953	240,366
Dexus	154,517	1,208,102
Dexus Industria REIT	41,424	99,102
Dicker Data Ltd.	6,154	56,906
Domain Holdings Australia Ltd.	35,545	86,564
Domino’s Pizza Enterprises Ltd.	9,107	477,399
Downer EDI Ltd.	104,317	403,603
Dubber Corp. Ltd.(a)	39,194	28,263
Eagers Automotive Ltd.	20,850	192,724
Elders Ltd.	21,992	221,088
Emeco Holdings Ltd.	63,942	37,574
EML Payments Ltd.(a)	42,115	45,593
Endeavour Group Ltd./Australia	199,512	1,092,140
EVENT Hospitality and Entertainment Ltd.(a)	13,466	137,899
Evolution Mining Ltd.	260,342	736,664
Flight Centre Travel Group Ltd.(a)(b)	21,735	339,431
Fortescue Metals Group Ltd.	248,423	3,754,434
G8 Education Ltd.	130,054	100,224
GDI Property Group Partnership	72,414	57,593
Genworth Mortgage Insurance Australia Ltd.	75,291	158,298
Gold Road Resources Ltd.	136,495	149,084
Goodman Group	245,451	4,085,259
GPT Group (The)	276,071	981,400
GrainCorp Ltd., Class A	39,004	281,857
Growthpoint Properties Australia Ltd.	48,876	150,334
GUD Holdings Ltd.	17,588	157,982
GWA Group Ltd.	45,528	72,722
Hansen Technologies Ltd.	26,185	101,386
Harvey Norman Holdings Ltd.	75,101	267,514
Healius Ltd.	79,246	249,358
Home Consortium Ltd.	12,613	59,466
HomeCo Daily Needs REIT	216,823	218,305
HUB24 Ltd.	11,048	184,518
IDP Education Ltd.	31,217	579,119
IGO Ltd.	101,037	918,666
Iluka Resources Ltd.	62,887	492,587
Imdex Ltd.	50,496	88,587
Imugene Ltd.(a)	647,334	96,867
Incitec Pivot Ltd.	288,548	778,220
Ingenia Communities Group	48,912	161,023

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Pacific ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Australia (continued)
Inghams Group Ltd.	49,658	$107,514
Insignia Financial Ltd.	92,164	221,547
Insurance Australia Group Ltd.	360,619	1,151,561
Integral Diagnostics Ltd.	20,289	56,259
InvoCare Ltd.	21,680	186,010
ionner Ltd.(a)	204,323	94,908
IPH Ltd.	31,559	167,306
IRESS Ltd.	29,534	227,191
Irongate Group	84,849	114,734
James Hardie Industries PLC	64,889	1,870,636
JB Hi-Fi Ltd.	17,280	639,988
Johns Lyng Group Ltd.	28,637	179,233
Jumbo Interactive Ltd.	9,140	111,122
Karoon Energy Ltd.(a)	81,586	117,165
Kelsian Group Ltd.	19,219	106,481
Kogan.com Ltd.(a)(b)	14,126	38,399
Lendlease Corp. Ltd.	98,180	841,045
Lifestyle Communities Ltd.	13,665	144,021
Link Administration Holdings Ltd.	70,447	249,424
Liontown Resources Ltd.(a)	238,528	239,092
Lovisa Holdings Ltd.	6,078	69,589
Lynas Rare Earths Ltd.(a)	131,810	827,129
MA Financial Group Ltd.	10,538	50,980
Maas Group Holdings Ltd.	13,201	48,035
Macquarie Group Ltd.	49,466	7,121,273
Magellan Financial Group Ltd.	19,313	218,488
Mayne Pharma Group Ltd.(a)	244,109	48,779
McMillan Shakespeare Ltd.	9,403	78,422
Medibank Pvt Ltd.	406,591	913,668
Megaport Ltd.(a)	21,747	129,196
Mesoblast Ltd.(a)(b)	120,641	90,668
Metcash Ltd.	137,570	461,819
Mineral Resources Ltd.	25,078	1,019,000
Mirvac Group	584,572	987,979
Monadelphous Group Ltd.	19,306	143,815
Nanosonics Ltd.(a)	36,193	100,011
National Australia Bank Ltd.	479,517	10,946,737
National Storage REIT	168,601	305,378
Nearmap Ltd.(a)	63,065	53,391
Netwealth Group Ltd.	14,171	128,312
New Hope Corp. Ltd.	69,366	170,835
Newcrest Mining Ltd.	129,327	2,428,677
NEXTDC Ltd.(a)	68,252	529,898
nib holdings Ltd.	68,225	339,721
Nick Scali Ltd.	11,888	84,804
Nickel Mines Ltd.	149,318	136,857
Nine Entertainment Co. Holdings Ltd.	197,453	370,083
Northern Star Resources Ltd.	157,673	1,083,811
Novonix Ltd.(a)	39,748	140,828
NRW Holdings Ltd.	85,624	116,738
Nufarm Ltd./Australia	44,840	201,722
Nuix Ltd.(a)	25,158	21,819
Objective Corp. Ltd.	4,092	48,783
Omni Bridgeway Ltd.(a)	40,843	95,960
oOh!media Ltd.	67,963	74,403
Orica Ltd.	57,669	662,664
Origin Energy Ltd.	259,696	1,242,165
Orora Ltd.	123,621	346,427
OZ Minerals Ltd.	47,143	818,305
Pact Group Holdings Ltd.	19,313	31,189
Security	Shares	Value

Australia (continued)
Paladin Energy Ltd.(a)	290,296	$159,757
Pendal Group Ltd.	46,864	172,522
Pepper Money Ltd./Australia	35,625	54,977
Perenti Global Ltd.	81,234	40,362
Perpetual Ltd.	8,048	185,021
Perseus Mining Ltd.	198,497	276,214
PEXA Group Ltd.(a)	12,952	162,423
Pilbara Minerals Ltd.(a)	347,843	674,709
Pinnacle Investment Management Group Ltd.	12,038	78,676
Platinum Asset Management Ltd.	53,860	70,477
PointsBet Holdings Ltd.(a)	27,591	56,225
PolyNovo Ltd.(a)	90,136	59,012
Premier Investments Ltd.	12,957	229,598
Pro Medicus Ltd.	6,821	223,072
Qantas Airways Ltd.(a)	137,090	531,200
QBE Insurance Group Ltd.	217,888	1,879,782
Qube Holdings Ltd.	264,093	545,735
Ramelius Resources Ltd.	118,093	125,417
Ramsay Health Care Ltd.	26,582	1,508,455
REA Group Ltd.	7,441	666,624
Redbubble Ltd.(a)	30,943	24,303
Reece Ltd.	42,971	522,081
Regis Resources Ltd.	130,734	191,533
Reliance Worldwide Corp. Ltd.	111,819	306,853
Rio Tinto Ltd.	54,213	4,288,459
Rural Funds Group	60,999	131,134
Sandfire Resources Ltd.	52,385	207,626
Santos Ltd.	472,459	2,640,134
Sayona Mining Ltd.(a)(b)	725,663	157,856
Scentre Group	768,767	1,601,734
SEEK Ltd.	49,745	974,773
Select Harvests Ltd.	20,372	94,142
Seven Group Holdings Ltd.	21,947	306,202
SG Fleet Group Ltd.	15,543	26,888
Shopping Centres Australasia Property Group	157,644	337,397
Sigma Healthcare Ltd.	133,536	47,175
Silver Lake Resources Ltd.(a)	131,167	171,346
Sims Ltd.	23,546	340,449
SmartGroup Corp. Ltd.	18,867	118,159
Sonic Healthcare Ltd.	67,227	1,736,219
South32 Ltd.	682,420	2,272,688
Southern Cross Media Group Ltd.	48,920	59,127
St. Barbara Ltd.	123,358	115,311
Star Entertainment Grp Ltd. (The)(a)	124,442	274,853
Steadfast Group Ltd.	142,027	514,192
Stockland	355,575	1,029,186
Suncorp Group Ltd.	186,296	1,495,769
Super Retail Group Ltd.	24,383	180,412
Tabcorp Holdings Ltd.	328,887	1,257,735
Tassal Group Ltd.	31,502	83,528
Technology One Ltd.	40,481	292,121
Telix Pharmaceuticals Ltd.(a)	25,732	82,207
Telstra Corp. Ltd.	603,323	1,712,622
Temple & Webster Group Ltd.(a)(b)	14,943	60,991
Transurban Group	447,632	4,494,946
Treasury Wine Estates Ltd.	102,897	814,088
Tyro Payments Ltd.(a)	46,347	39,614
United Malt Grp Ltd.	53,778	157,132
Uniti Group Ltd.(a)	84,400	291,451
Vicinity Centres	577,021	752,905

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Pacific ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Australia (continued)
Viva Energy Group Ltd.(c)	127,594	$250,340
Vulcan Energy Resources Ltd.(a)	12,579	72,758
Washington H Soul Pattinson & Co. Ltd.	32,045	624,432
Waypoint REIT Ltd.	98,317	185,336
Webjet Ltd.(a)	59,671	247,585
Wesfarmers Ltd.	165,452	5,725,148
West African Resources Ltd.(a)	141,755	135,233
Western Areas Ltd.(a)	50,550	136,631
Westgold Resources Ltd.	68,938	79,598
Westpac Banking Corp.	535,475	8,963,845
Whitehaven Coal Ltd.	128,874	442,559
WiseTech Global Ltd.	20,458	634,255
Woodside Petroleum Ltd.	142,215	3,094,041
Woolworths Group Ltd.	176,797	4,782,900
Worley Ltd.	44,347	431,275
Zip Co. Ltd.(a)(b)	64,996	47,807
		217,015,042
Hong Kong — 7.4%
AIA Group Ltd.	1,767,800	17,366,439
Apollo Future Mobility Group Ltd.(a)	804,000	35,991
ASM Pacific Technology Ltd.	43,700	440,399
Atlas Corp.	13,360	165,130
Bank of East Asia Ltd. (The)	193,600	286,473
BOC Hong Kong Holdings Ltd.	540,000	1,954,724
Brightoil Petroleum Holdings Ltd.(a)(b)(d)	763,800	1
Budweiser Brewing Co. APAC Ltd.(c)	246,000	612,096
Cafe de Coral Holdings Ltd.	48,000	75,359
Champion REIT	330,000	144,667
Chow Sang Sang Holdings International Ltd.	50,000	55,357
Chow Tai Fook Jewellery Group Ltd.	274,800	460,763
CITIC Telecom International Holdings Ltd.	244,000	87,562
Citychamp Watch & Jewellery Group Ltd.(a)	276,000	36,739
CK Asset Holdings Ltd.	291,572	1,976,607
CK Infrastructure Holdings Ltd.	95,000	638,724
CLP Holdings Ltd.	241,000	2,351,769
C-Mer Eye Care Holdings Ltd.(b)	68,000	36,858
Comba Telecom Systems Holdings Ltd.(a)	240,000	40,298
Cowell e Holdings Inc.(a)	47,000	52,608
Dah Sing Banking Group Ltd.	61,600	51,768
Dah Sing Financial Holdings Ltd.	17,200	50,051
EC Healthcare	40,000	40,202
ESR Cayman Ltd.(a)(c)	283,200	859,684
Far East Consortium International Ltd.	160,000	49,862
First Pacific Co. Ltd.	326,000	131,445
Fortune REIT	220,000	192,219
Fosun Tourism Group(a)(c)	41,800	55,732
Futu Holdings Ltd., ADR(a)(b)	7,468	238,901
Galaxy Entertainment Group Ltd.	317,000	1,808,855
Guotai Junan International Holdings Ltd.	399,000	43,352
Haitong International Securities Group Ltd.	497,000	78,677
Hang Lung Group Ltd.	115,000	224,537
Hang Lung Properties Ltd.	306,000	585,246
Hang Seng Bank Ltd.	112,300	1,988,323
Health and Happiness H&H International Holdings Ltd.	18,500	20,333
Henderson Land Development Co. Ltd.	216,970	877,430
HK Electric Investments & HK Electric Investments Ltd., Class SS	358,500	354,068
HKBN Ltd.	146,500	171,161
HKT Trust & HKT Ltd., Class SS	535,720	768,728
Hong Kong & China Gas Co. Ltd.	1,631,525	1,799,442
Security	Shares	Value

Hong Kong (continued)
Hong Kong Exchanges & Clearing Ltd.	178,600	$7,576,029
Hong Kong Technology Venture Co. Ltd.	78,000	66,103
Hongkong & Shanghai Hotels Ltd. (The)(a)	61,000	60,558
Hongkong Land Holdings Ltd.	171,100	798,175
Hsin Chong Group Holdings Ltd.(a)(d)	1,002,000	1
Hutchison Telecommunications Hong Kong Holdings Ltd.	336,000	56,093
Hysan Development Co. Ltd.	94,000	277,316
IGG Inc.	163,000	67,136
Jardine Matheson Holdings Ltd.	32,000	1,700,160
Johnson Electric Holdings Ltd.	57,500	65,293
K Wah International Holdings Ltd.	163,000	61,086
Kerry Logistics Network Ltd.	61,151	140,625
Kerry Properties Ltd.	84,500	228,499
Link REIT	306,100	2,644,025
LK Technology Holdings Ltd.	85,000	105,382
Luk Fook Holdings International Ltd.	51,000	116,734
Man Wah Holdings Ltd.	264,400	247,459
MECOM Power and Construction Ltd.	120,000	51,370
Melco International Development Ltd.(a)	125,000	98,695
Melco Resorts & Entertainment Ltd., ADR(a)(b)	31,833	182,085
MGM China Holdings Ltd.(a)	130,400	74,639
MTR Corp. Ltd.	223,000	1,184,822
New World Development Co. Ltd.	218,000	833,804
Nissin Foods Co. Ltd.	66,000	43,391
NWS Holdings Ltd.	228,000	206,404
Pacific Basin Shipping Ltd.(b)	724,000	332,179
Pacific Textiles Holdings Ltd.	133,000	58,558
PAX Global Technology Ltd.	97,000	83,618
PCCW Ltd.	563,000	318,975
Perfect Medical Health Management Ltd.	65,000	37,691
Power Assets Holdings Ltd.	203,000	1,367,217
Prosperity REIT	194,000	66,504
Realord Group Holdings Ltd.(a)	54,000	93,315
Sands China Ltd.(a)	353,600	779,396
Shangri-La Asia Ltd.(a)	154,000	116,600
Shun Tak Holdings Ltd.(a)	212,000	42,947
Sino Land Co. Ltd.	472,000	623,881
SITC International Holdings Co. Ltd.	193,000	641,622
SJM Holdings Ltd.(a)	286,000	120,138
Stella International Holdings Ltd.	42,000	44,425
Sun Hung Kai & Co. Ltd.	154,000	73,203
Sun Hung Kai Properties Ltd.	191,500	2,205,522
SUNeVision Holdings Ltd.	163,000	135,415
Sunlight REIT	169,000	82,566
Swire Pacific Ltd., Class A.	74,000	421,497
Swire Properties Ltd.	165,400	396,391
Techtronic Industries Co. Ltd.	199,500	2,662,945
Texhong Textile Group Ltd.	37,000	44,495
United Laboratories International Holdings Ltd. (The)	172,000	84,293
Value Partners Group Ltd.	163,000	61,687
Vesync Co. Ltd.	35,000	25,240
Vitasoy International Holdings Ltd.	118,000	213,943
Viva China Holdings Ltd.	576,000	68,784
Vobile Group Ltd.(a)(b)	167,000	84,450
VSTECS Holdings Ltd.	66,000	56,823
VTech Holdings Ltd.	26,000	183,921
WH Group Ltd.(c)	1,202,500	830,445
Wharf Real Estate Investment Co. Ltd.	246,000	1,159,292
Wynn Macau Ltd.(a)	263,200	161,664
Xinyi Glass Holdings Ltd.(b)	268,000	593,033

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Pacific ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
Yue Yuen Industrial Holdings Ltd.(a)	139,000	$204,453
Zensun Enterprises Ltd.	72,000	33,674
		68,605,266
Israel — 0.1%
Grab Holdings Ltd., Class A(a)	157,302	464,041

Japan — 62.6%
77 Bank Ltd. (The)	8,000	99,196
ABC-Mart Inc.	4,900	203,203
Activia Properties Inc.	94	300,379
Adastria Co. Ltd.	3,300	54,691
ADEKA Corp.	11,200	214,796
Advance Residence Investment Corp.	188	516,448
Advantest Corp.	29,000	1,979,194
Aeon Co. Ltd.	95,000	1,805,499
Aeon Delight Co. Ltd.	2,800	59,847
AEON Financial Service Co. Ltd.	15,400	141,578
Aeon Mall Co. Ltd.	16,000	194,681
AEON REIT Investment Corp.	225	258,326
AGC Inc.	27,800	1,042,206
Ai Holdings Corp.	5,400	70,892
Aica Kogyo Co. Ltd.	7,600	175,926
Aida Engineering Ltd.	6,700	49,637
Aiful Corp.	50,300	143,371
Ain Holdings Inc.	3,700	165,962
Air Water Inc.	25,600	339,786
Airtrip Corp.(b)	1,900	46,305
Aisin Corp.	21,800	633,302
Ajinomoto Co. Inc.	69,200	1,797,923
Alfresa Holdings Corp.	29,600	402,522
Alpen Co. Ltd.	1,700	25,769
Alps Alpine Co. Ltd.	31,024	274,644
Altech Corp.	3,400	50,842
Amada Co. Ltd.	48,700	378,154
Amano Corp.	7,900	152,084
ANA Holdings Inc.(a)	23,600	444,875
AnGes Inc.(a)(b)	24,600	69,057
Anicom Holdings Inc.	10,400	49,058
Anritsu Corp.	22,000	276,639
AOKI Holdings Inc.	10,300	48,478
Aozora Bank Ltd.	16,700	334,343
Arata Corp.	1,800	49,734
Arcland Sakamoto Co. Ltd.	4,500	53,865
Arcland Service Holdings Co. Ltd.	2,900	50,116
Arcs Co. Ltd.	6,300	99,738
Argo Graphics Inc.	2,400	56,969
Ariake Japan Co. Ltd.	2,600	104,315
ARTERIA Networks Corp.	4,000	40,971
As One Corp.	4,400	233,609
Asahi Group Holdings Ltd.	66,600	2,510,341
Asahi Holdings Inc.	10,900	173,021
Asahi Intecc Co. Ltd.	33,000	637,690
Asahi Kasei Corp.	180,500	1,480,946
Asics Corp.	22,100	348,666
ASKUL Corp.	5,700	69,800
Astellas Pharma Inc.	274,100	4,173,368
Atom Corp.(a)	16,300	92,883
Autobacs Seven Co. Ltd.	9,600	101,079
Avex Inc.	5,300	56,974
Awa Bank Ltd. (The)	3,800	62,720
Security	Shares	Value

Japan (continued)
Axial Retailing Inc.	2,200	$57,616
Azbil Corp.	17,600	534,373
Bandai Namco Holdings Inc.	29,300	1,983,695
Bank of Kyoto Ltd. (The)	8,500	370,325
BASE Inc.(a)	11,300	30,729
BayCurrent Consulting Inc.	2,000	655,734
Belc Co. Ltd.	1,400	59,622
Bell System24 Holdings Inc.	4,900	56,666
Belluna Co. Ltd.	7,600	42,690
Benefit One Inc.	12,300	186,498
Benesse Holdings Inc.	10,500	183,717
BeNext-Yumeshin Group Co.	6,400	73,701
Bengo4.com Inc.(a)(b)	900	23,160
Bic Camera Inc.	12,500	105,505
BIPROGY Inc.	11,100	280,441
BML Inc.	2,500	64,339
Bridgestone Corp.	83,400	3,056,917
Broadleaf Co. Ltd.	14,700	41,536
Brother Industries Ltd.	34,400	597,858
Bunka Shutter Co. Ltd.	6,400	48,098
Calbee Inc.	14,000	250,774
Canon Inc.	146,000	3,359,335
Canon Marketing Japan Inc.	6,900	150,143
Capcom Co. Ltd.	24,700	651,761
Casio Computer Co. Ltd.	29,400	304,873
Cawachi Ltd.	1,400	22,064
CellSource Co. Ltd.(a)(b)	1,200	34,721
Central Glass Co. Ltd.	4,000	73,656
Central Japan Railway Co.	21,100	2,656,177
Change Inc.	4,900	68,301
Chiba Bank Ltd/The	74,900	431,670
Chiyoda Corp.(a)	17,400	57,530
Chofu Seisakusho Co. Ltd.	3,100	45,641
Chubu Electric Power Co. Inc.	93,500	943,889
Chudenko Corp.	4,400	70,724
Chugai Pharmaceutical Co. Ltd.	98,900	2,963,553
Chugoku Bank Ltd. (The)	26,100	191,928
Chugoku Electric Power Co. Inc. (The)	42,700	281,244
Chugoku Marine Paints Ltd.	6,600	48,399
Citizen Watch Co. Ltd.	41,100	155,116
CKD Corp.	7,900	102,303
Coca-Cola Bottlers Japan Holdings Inc.	18,725	209,916
COLOPL Inc.	10,600	52,243
Colowide Co. Ltd.	12,900	165,108
Comforia Residential REIT Inc.	83	206,821
COMSYS Holdings Corp.	16,800	348,805
Comture Corp.	2,300	49,678
Concordia Financial Group Ltd.	153,000	556,783
Cosmo Energy Holdings Co. Ltd.	11,400	283,226
Cosmos Pharmaceutical Corp.	3,000	276,563
CRE Logistics REIT Inc.	82	125,399
Create Restaurants Holdings Inc.	17,300	108,192
Create SD Holdings Co. Ltd.	3,800	86,918
Credit Saison Co. Ltd.	20,600	232,027
Curves Holdings Co. Ltd.	7,700	45,134
CyberAgent Inc.	60,000	633,892
CYBERDYNE Inc.(a)	16,300	40,627
Cybozu Inc.	5,600	55,340
Dai Nippon Printing Co. Ltd.	33,000	689,635
Daicel Corp.	32,600	199,283

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Pacific ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Daido Steel Co. Ltd.	3,900	$111,247
Daifuku Co. Ltd.	14,400	885,436
Daihen Corp.	2,800	80,101
Daiho Corp.	1,700	58,197
Daiichi Jitsugyo Co. Ltd.	1,200	34,844
Dai-ichi Life Holdings Inc.	146,100	2,925,508
Daiichi Sankyo Co. Ltd.	255,700	6,438,243
Daiichikosho Co. Ltd.	5,400	147,286
Daiki Aluminium Industry Co. Ltd.	4,200	46,550
Daikin Industries Ltd.	36,400	5,562,560
Daikokutenbussan Co. Ltd.	900	33,123
Daio Paper Corp.	14,700	175,288
Daiseki Co. Ltd.	6,940	249,605
Daishi Hokuetsu Financial Group Inc.	5,300	102,514
Daito Trust Construction Co. Ltd.	9,600	924,593
Daiwa House Industry Co. Ltd.	82,300	1,978,507
Daiwa House REIT Investment Corp.	315	766,710
Daiwa Industries Ltd.	5,300	45,204
Daiwa Office Investment Corp.	44	249,095
Daiwa Securities Group Inc.	209,300	1,025,806
Daiwa Securities Living Investments Corp.	267	234,985
Daiwabo Holdings Co. Ltd.	13,300	172,099
DCM Holdings Co. Ltd.	16,400	135,411
Demae-Can Co. Ltd.(a)	7,900	32,513
DeNA Co. Ltd.(a)	13,600	197,119
Denka Co. Ltd.	11,600	310,973
Denso Corp.	63,200	3,851,740
Dentsu Group Inc.	31,500	1,135,312
Descente Ltd.	4,100	78,737
Dexerials Corp.	8,100	177,611
DIC Corp.	10,900	207,849
Digital Arts Inc.	1,400	78,218
Digital Garage Inc.	5,400	178,711
Dip Corp.	5,600	182,576
Direct Marketing MiX Inc.	3,000	36,825
Disco Corp.	4,200	1,027,951
DMG Mori Co. Ltd.	18,300	229,672
Doshisha Co. Ltd.	4,000	47,117
Doutor Nichires Holdings Co. Ltd.	3,600	41,375
Dowa Holdings Co. Ltd.	7,200	306,293
DTS Corp.	5,800	127,260
Duskin Co. Ltd.	5,700	121,590
DyDo Group Holdings Inc.	1,100	42,648
Earth Corp.	2,200	92,976
East Japan Railway Co.	44,100	2,299,672
Ebara Corp.	13,800	633,797
EDION Corp.	9,800	88,190
eGuarantee Inc.	6,900	114,543
Eiken Chemical Co. Ltd.	7,200	95,359
Eisai Co. Ltd.	35,100	1,528,638
Eizo Corp.	2,400	62,559
Elan Corp.	5,300	41,385
Elecom Co. Ltd.	8,200	98,329
Electric Power Development Co. Ltd.	20,900	286,389
en Japan Inc.	4,700	110,431
ENEOS Holdings Inc.	448,800	1,579,153
eRex Co. Ltd.	3,600	54,492
ESPEC Corp.	2,700	35,846
Euglena Co. Ltd.(a)(b)	16,500	109,167
Exedy Corp.	4,200	50,014
Security	Shares	Value

Japan (continued)
EXEO Group Inc.	14,300	$238,064
Ezaki Glico Co. Ltd.	6,200	177,745
Fancl Corp.	12,300	235,459
FANUC Corp.	28,200	4,321,031
Fast Retailing Co. Ltd.	8,600	3,959,490
FCC Co. Ltd.	4,700	46,948
Ferrotec Holdings Corp.	6,400	117,359
Financial Products Group Co. Ltd.	8,000	48,958
Food & Life Companies Ltd.	16,300	386,809
FP Corp.	6,900	156,059
Freee KK(a)	4,700	135,610
Frontier Real Estate Investment Corp.	66	255,720
Fuji Co. Ltd./Ehime	3,100	53,294
Fuji Corp./Aichi	9,800	163,508
Fuji Electric Co. Ltd.	18,600	815,623
Fuji Kyuko Co. Ltd.	3,300	104,426
Fuji Media Holdings Inc.	6,400	55,276
Fuji Oil Holdings Inc.	7,200	102,181
Fuji Seal International Inc.	6,500	86,326
Fuji Soft Inc.	3,400	181,211
Fujicco Co. Ltd.	3,200	50,004
FUJIFILM Holdings Corp.	52,700	2,896,984
Fujikura Ltd.	36,500	172,663
Fujimi Inc.	2,600	113,359
Fujimori Kogyo Co. Ltd.	1,600	44,131
Fujitec Co. Ltd.	8,600	185,347
Fujitsu General Ltd.	8,800	156,412
Fujitsu Ltd.	28,900	4,368,211
Fukuoka Financial Group Inc.	24,632	450,058
Fukuoka REIT Corp.	93	116,312
Fukushima Galilei Co. Ltd.	1,500	43,445
Fukuyama Transporting Co. Ltd.	3,900	109,160
Fullcast Holdings Co. Ltd.	2,900	55,486
Funai Soken Holdings Inc.	5,900	98,944
Furukawa Co. Ltd.	4,900	47,836
Furukawa Electric Co. Ltd.	10,600	172,134
Fuso Chemical Co. Ltd.	3,300	97,131
Future Corp.	8,900	130,403
Fuyo General Lease Co. Ltd.	1,900	102,799
G-7 Holdings Inc.	3,000	37,674
Genky DrugStores Co. Ltd.	1,300	36,471
Geo Holdings Corp.	4,400	42,666
giftee Inc.(a)(b)	2,000	15,751
Giken Ltd.	2,600	71,345
Global One Real Estate Investment Corp.	114	97,720
GLOBERIDE Inc.	2,200	44,392
Glory Ltd.	7,000	112,595
GLP J-Reit	626	844,708
GMO Financial Gate Inc.	200	19,617
GMO Financial Holdings Inc.	7,000	43,421
GMO internet Inc.	9,800	195,855
GMO Payment Gateway Inc.	6,400	536,959
GNI Group Ltd.(a)(b)	6,000	52,638
Goldcrest Co. Ltd.	3,600	46,822
Goldwin Inc.	3,700	185,583
Gree Inc.	15,600	118,861
GS Yuasa Corp.	9,900	171,669
G-Tekt Corp.	4,900	47,163
GungHo Online Entertainment Inc.(b)	8,200	167,299
Gunma Bank Ltd. (The)	50,300	144,590

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Pacific ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Gunze Ltd.	2,100	$60,455
H.U. Group Holdings Inc.	8,000	178,260
H2O Retailing Corp.	12,600	82,420
Hachijuni Bank Ltd. (The)	51,200	168,844
Hakuhodo DY Holdings Inc.	32,400	382,371
Halows Co. Ltd.	2,200	52,578
Hamakyorex Co. Ltd.	2,300	51,576
Hamamatsu Photonics KK	20,800	930,658
Hankyu Hanshin Holdings Inc.	33,000	870,923
Hankyu Hanshin REIT Inc.	76	86,368
Hanwa Co. Ltd.	5,000	122,218
Harmonic Drive Systems Inc.	6,700	169,452
Haseko Corp.	36,600	401,027
Hazama Ando Corp.	26,700	185,508
HEALIOS K.K.(a)(b)	2,600	14,787
Heiwa Corp.	7,800	117,278
Heiwa Real Estate Co. Ltd.	4,300	135,645
Heiwa Real Estate REIT Inc.	151	172,973
Heiwado Co. Ltd.	4,300	64,870
Hennge KK(a)(b)	2,400	18,831
Hiday Hidaka Corp.	3,700	52,944
Hikari Tsushin Inc.	3,200	374,698
Hino Motors Ltd.	43,200	222,998
Hioki E.E. Corp.	1,100	65,983
Hirata Corp.	1,000	36,744
Hirogin Holdings Inc.	41,900	206,448
Hirose Electric Co. Ltd.	4,800	608,995
HIS Co. Ltd.(a)(b)	6,400	109,121
Hisamitsu Pharmaceutical Co. Inc.	7,100	194,517
Hitachi Construction Machinery Co. Ltd.	16,500	373,582
Hitachi Ltd.	141,200	6,696,615
Hitachi Metals Ltd.(a)	30,100	469,701
Hitachi Transport System Ltd.	6,100	400,401
Hitachi Zosen Corp.	23,800	128,430
Hogy Medical Co. Ltd.	3,300	82,411
Hokkaido Electric Power Co. Inc.	27,000	100,227
Hokkoku Financial Holdings Inc.	2,900	83,658
Hokuetsu Corp.	16,500	84,530
Hokuhoku Financial Group Inc.	17,500	118,420
Hokuriku Electric Power Co.	23,400	92,827
Hokuto Corp.	3,100	48,691
Honda Motor Co. Ltd.	238,100	6,262,875
Horiba Ltd.	5,100	248,132
Hoshino Resorts REIT Inc.	37	190,870
Hoshizaki Corp.	7,900	500,404
Hosiden Corp.	8,500	81,057
Hosokawa Micron Corp.	2,000	37,916
House Foods Group Inc.	8,600	201,277
Hoya Corp.	54,000	5,359,073
Hulic Co. Ltd.	56,100	473,674
Hulic Reit Inc.	170	211,180
Hyakugo Bank Ltd. (The)	22,300	59,018
Ibiden Co. Ltd.	15,700	586,738
Ichibanya Co. Ltd.	2,100	78,029
Ichigo Inc.	49,900	111,902
Ichigo Office REIT Investment Corp.	236	151,492
Idec Corp./Japan	4,200	74,135
Idemitsu Kosan Co. Ltd.	31,047	818,245
IDOM Inc.	6,700	33,572
IHI Corp.	19,800	448,960
Security	Shares	Value

Japan (continued)
Iida Group Holdings Co. Ltd.	22,700	$361,035
Iino Kaiun Kaisha Ltd.	10,200	57,749
Inaba Denki Sangyo Co. Ltd.	5,800	113,752
Inabata & Co. Ltd.	6,100	99,818
Inageya Co. Ltd.	4,500	46,689
Industrial & Infrastructure Fund Investment Corp.	283	406,072
Infocom Corp.	2,500	42,614
Infomart Corp.	26,300	130,983
Information Services International-Dentsu Ltd.	2,600	74,667
INFRONEER Holdings Inc.	33,000	240,374
Inpex Corp.	147,700	1,757,359
Insource Co. Ltd.	3,000	51,094
Internet Initiative Japan Inc.	7,900	246,569
Invincible Investment Corp.	945	308,143
IR Japan Holdings Ltd.	1,300	41,170
Iriso Electronics Co. Ltd.	3,000	70,101
Isetan Mitsukoshi Holdings Ltd.	50,100	371,821
Isuzu Motors Ltd.	86,700	1,011,423
Ito En Ltd.	8,000	328,764
Itochu Advance Logistics Investment Corp.	73	90,179
ITOCHU Corp.	173,400	5,233,381
Itochu Enex Co. Ltd.	7,500	62,094
Itochu Techno-Solutions Corp.	13,900	325,479
Itochu-Shokuhin Co. Ltd.	1,300	49,637
Itoham Yonekyu Holdings Inc.	22,200	111,734
Iwatani Corp.	7,000	278,507
Iyo Bank Ltd. (The)	33,000	160,014
Izumi Co. Ltd.	4,700	102,148
J Front Retailing Co. Ltd.	36,600	274,267
JAC Recruitment Co. Ltd.	4,100	57,706
Jaccs Co. Ltd.	2,700	68,277
JAFCO Group Co. Ltd.	12,800	154,319
Japan Airlines Co. Ltd.(a)	21,400	353,303
Japan Airport Terminal Co. Ltd.(a)	8,900	368,785
Japan Aviation Electronics Industry Ltd.	8,700	121,653
Japan Display Inc.(a)	86,600	44,561
Japan Elevator Service Holdings Co. Ltd.	7,200	94,096
Japan Excellent Inc.	213	208,992
Japan Exchange Group Inc.	74,500	1,109,335
Japan Hotel REIT Investment Corp.	696	353,489
Japan Lifeline Co. Ltd.	8,300	69,183
Japan Logistics Fund Inc.	115	280,658
Japan Material Co. Ltd.	9,500	143,528
Japan Metropolitan Fund Invest	1,038	825,032
Japan Petroleum Exploration Co. Ltd.	5,000	99,670
Japan Post Bank Co. Ltd.	61,800	466,237
Japan Post Holdings Co. Ltd.	357,200	2,504,634
Japan Post Insurance Co. Ltd.	27,600	446,286
Japan Prime Realty Investment Corp.	128	388,321
Japan Pulp & Paper Co. Ltd.	1,600	46,862
Japan Real Estate Investment Corp.	179	866,334
Japan Securities Finance Co. Ltd.	11,500	83,068
Japan Steel Works Ltd. (The)	8,900	250,487
Japan Tobacco Inc.	174,900	2,975,361
Japan Wool Textile Co. Ltd. (The)	7,300	54,565
JCR Pharmaceuticals Co. Ltd.	9,500	176,556
JCU Corp.	2,900	73,864
Jeol Ltd.	5,000	224,543
JFE Holdings Inc.	73,400	897,590
JGC Holdings Corp.	33,000	373,434

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Pacific ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
JIG-SAW Inc.(a)	700	$29,157
JINS Holdings Inc.	2,100	69,213
JMDC Inc.(a)	3,500	168,782
J-Oil Mills Inc.	3,600	44,008
Joshin Denki Co. Ltd.	2,600	40,098
Joyful Honda Co. Ltd.	8,600	103,141
JSP Corp.	1,900	21,959
JSR Corp.	30,700	833,662
JTEKT Corp.	32,600	227,284
JTOWER Inc.(a)(b)	1,300	61,092
Juroku Financial Group Inc.	5,700	95,744
Justsystems Corp.	5,100	221,663
Kadokawa Corp.	13,700	343,431
Kaga Electronics Co. Ltd.	2,400	56,549
Kagome Co. Ltd.	11,300	282,794
Kajima Corp.	65,700	732,192
Kakaku.com Inc.	20,700	433,495
Kaken Pharmaceutical Co. Ltd.	4,600	139,390
Kameda Seika Co. Ltd.	2,000	65,097
Kamigumi Co. Ltd.	13,900	236,007
Kanamoto Co. Ltd.	4,800	71,728
Kandenko Co. Ltd.	12,400	78,636
Kaneka Corp.	6,500	173,924
Kanematsu Corp.	10,300	106,452
Kanematsu Electronics Ltd.	1,700	50,797
Kansai Electric Power Co Inc/The	103,600	908,157
Kansai Paint Co. Ltd.	24,800	341,544
Kanto Denka Kogyo Co. Ltd.	6,000	45,265
Kao Corp.	69,000	2,765,414
Kappa Create Co. Ltd.(a)	4,500	46,419
Katakura Industries Co. Ltd.	2,700	52,420
Katitas Co. Ltd.	7,400	172,619
Kato Sangyo Co. Ltd.	2,700	70,060
Kawasaki Heavy Industries Ltd.	21,300	378,774
Kawasaki Kisen Kaisha Ltd.	6,600	345,062
KDDI Corp.	235,700	7,805,132
KeePer Technical Laboratory Co. Ltd.	1,800	36,353
Keihan Holdings Co. Ltd.	14,500	309,282
Keihanshin Building Co. Ltd.	4,300	44,751
Keikyu Corp.	33,000	332,393
Keio Corp.	15,400	590,629
Keisei Electric Railway Co. Ltd.	19,200	470,774
Keiyo Bank Ltd. (The)	13,100	49,922
Keiyo Co. Ltd.	10,700	75,518
Kenedix Office Investment Corp.	62	324,056
Kenedix Residential Next Investment Corp.	129	207,515
Kenedix Retail REIT Corp.	82	172,630
Kewpie Corp.	14,300	240,837
Keyence Corp.	28,500	11,457,117
KFC Holdings Japan Ltd.	2,100	46,015
KH Neochem Co. Ltd.	5,100	96,478
Kikkoman Corp.	21,200	1,191,464
Kinden Corp.	16,500	195,517
Kintetsu Group Holdings Co. Ltd.	24,600	705,313
Kintetsu World Express Inc.	5,200	123,877
Kirin Holdings Co. Ltd.	121,500	1,771,194
Kisoji Co. Ltd.	3,300	52,507
Kissei Pharmaceutical Co. Ltd.	3,500	69,259
Ki-Star Real Estate Co. Ltd.	1,400	57,748
Kitanotatsujin Corp.	11,300	14,870
Security	Shares	Value

Japan (continued)
Kitz Corp.	8,600	$43,717
Kiyo Bank Ltd. (The)	8,800	96,525
Koa Corp.	4,700	54,780
Kobayashi Pharmaceutical Co. Ltd.	8,000	545,557
Kobe Bussan Co. Ltd.	20,100	490,024
Kobe Steel Ltd.	49,200	213,299
Koei Tecmo Holdings Co. Ltd.	8,086	247,957
Kohnan Shoji Co. Ltd.	3,900	112,945
Koito Manufacturing Co. Ltd.	15,600	572,435
Kokuyo Co. Ltd.	11,800	153,685
Komatsu Ltd.	128,500	2,892,082
KOMEDA Holdings Co. Ltd.	5,800	99,916
Komeri Co. Ltd.	4,400	92,942
Konami Holdings Corp.	14,000	860,907
Konica Minolta Inc.	65,700	228,657
Konishi Co. Ltd.	4,300	50,479
Kose Corp.	5,000	513,305
Kotobuki Spirits Co. Ltd.	2,200	115,802
K’s Holdings Corp.	24,800	245,597
Kubota Corp.	149,900	2,546,600
Kumagai Gumi Co. Ltd.	5,300	110,605
Kumiai Chemical Industry Co. Ltd.	11,600	78,476
Kura Sushi Inc.(b)	3,300	81,720
Kuraray Co. Ltd.	42,900	343,103
Kureha Corp.	2,400	180,313
Kurita Water Industries Ltd.	14,100	481,040
Kusuri no Aoki Holdings Co. Ltd.	2,400	106,330
KYB Corp.	2,800	63,378
Kyocera Corp.	47,000	2,467,826
Kyokuto Kaihatsu Kogyo Co. Ltd.	4,400	44,360
KYORIN Holdings Inc.	5,700	82,892
Kyoritsu Maintenance Co. Ltd.	4,400	160,227
Kyowa Kirin Co. Ltd.	40,100	845,179
Kyudenko Corp.	6,300	142,871
Kyushu Electric Power Co. Inc.	58,700	368,424
Kyushu Financial Group Inc.	59,100	181,369
Kyushu Railway Co.	19,500	382,215
LaSalle Logiport REIT	259	350,402
Lasertec Corp.	11,000	1,469,615
Lawson Inc.	7,200	264,817
Leopalace21 Corp.(a)	43,100	64,831
Life Corp.	1,400	31,937
LIFENET INSURANCE CO.(a)	5,500	22,265
Link And Motivation Inc.	5,700	20,054
Lintec Corp.	6,400	119,217
Lion Corp.	33,100	341,044
LITALICO Inc.	2,600	53,635
Lixil Corp.	40,100	705,291
M&A Capital Partners Co. Ltd.(a)	1,800	55,909
M3 Inc.	64,900	2,072,513
Mabuchi Motor Co. Ltd.	7,100	189,630
Macnica Fuji Electronics Holdings Inc.	7,000	145,130
Maeda Kosen Co. Ltd.	2,300	52,586
Makino Milling Machine Co. Ltd.	3,700	114,009
Makita Corp.	33,000	975,376
Makuake Inc.(a)(b)	1,700	22,188
Mandom Corp.	5,700	56,674
Mani Inc.	11,500	131,330
Marubeni Corp.	226,100	2,468,020
Maruha Nichiro Corp.	6,000	110,424

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Pacific ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Marui Group Co. Ltd.	25,700	$442,489
Maruichi Steel Tube Ltd.	8,800	187,813
Maruwa Co. Ltd./Aichi	1,400	163,234
Maruwa Unyu Kikan Co. Ltd.	4,100	47,868
Maruzen Showa Unyu Co. Ltd.	1,900	46,378
Matsuda Sangyo Co. Ltd.	3,600	63,215
Matsui Securities Co. Ltd.	23,200	143,488
MatsukiyoCocokara & Co.	16,030	529,877
Matsuyafoods Holdings Co. Ltd.	1,700	49,630
Max Co. Ltd.	3,600	43,916
Maxell Ltd.	6,400	57,067
Mazda Motor Corp.	82,200	583,682
McDonald’s Holdings Co. Japan Ltd.	11,700	464,172
MCJ Co. Ltd.	8,000	52,326
Mebuki Financial Group Inc.	133,890	269,587
Media Do Co. Ltd.	1,300	17,156
Medical Data Vision Co. Ltd.	3,700	27,684
Medipal Holdings Corp.	26,500	436,412
Medley Inc.(a)(b)	2,900	53,562
MedPeer Inc.(a)	1,900	43,492
Megachips Corp.(a)	2,000	51,238
Megmilk Snow Brand Co. Ltd.	6,600	98,379
Meidensha Corp.	5,200	94,168
MEIJI Holdings Co. Ltd.	17,700	882,290
Meiko Electronics Co. Ltd.	2,400	63,470
Meitec Corp.	3,500	185,780
Melco Holdings Inc.	1,200	36,633
Menicon Co. Ltd.	8,500	181,555
Mercari Inc.(a)	15,500	254,004
METAWATER Co. Ltd.	3,600	59,519
Micronics Japan Co. Ltd.	5,000	58,516
Midac Holdings Co. Ltd.	1,200	19,348
Milbon Co. Ltd.	3,800	159,109
Mimasu Semiconductor Industry Co. Ltd.	2,700	48,374
MINEBEA MITSUMI Inc.	53,100	1,018,785
Mirai Corp.	207	80,406
Mirait Holdings Corp.	13,700	191,987
MISUMI Group Inc.	41,500	1,040,584
Mitani Sekisan Co. Ltd.	1,000	39,855
Mitsubishi Chemical Holdings Corp.	189,500	1,155,503
Mitsubishi Corp.	184,400	6,191,326
Mitsubishi Electric Corp.	266,200	2,788,256
Mitsubishi Estate Co. Ltd.	174,500	2,541,866
Mitsubishi Estate Logistics REIT Investment Corp.	68	243,965
Mitsubishi Gas Chemical Co. Inc.	23,500	343,170
Mitsubishi HC Capital Inc.	98,100	441,398
Mitsubishi Heavy Industries Ltd.	46,500	1,589,840
Mitsubishi Logistics Corp.	8,200	188,990
Mitsubishi Materials Corp.	16,500	258,113
Mitsubishi Motors Corp.(a)	94,500	236,345
Mitsubishi Pencil Co. Ltd.	5,300	51,452
Mitsubishi Shokuhin Co. Ltd.	2,000	49,572
Mitsubishi UFJ Financial Group Inc.	1,746,000	10,150,149
Mitsuboshi Belting Ltd.	3,200	49,016
Mitsui & Co. Ltd.	227,500	5,509,092
Mitsui Chemicals Inc.	27,800	635,171
Mitsui DM Sugar Holdings Co. Ltd.	3,200	47,592
Mitsui Fudosan Co. Ltd.	134,000	2,839,961
Mitsui Fudosan Logistics Park Inc.	75	321,557
Mitsui High-Tec Inc.	2,800	241,880
Security	Shares	Value

Japan (continued)
Mitsui Mining & Smelting Co. Ltd.	7,500	$189,642
Mitsui OSK Lines Ltd.	50,100	1,172,896
Mitsui-Soko Holdings Co. Ltd.	2,900	53,912
Mitsuuroko Group Holdings Co. Ltd.	7,600	58,781
Miura Co. Ltd.	13,200	275,717
Mixi Inc.	6,900	118,697
Mizuho Financial Group Inc.	352,020	4,274,475
Mizuho Leasing Co. Ltd.	3,700	85,769
Mizuno Corp.	2,700	44,433
Mochida Pharmaceutical Co. Ltd.	3,400	96,846
Modec Inc.	3,300	30,941
Monex Group Inc.	23,500	107,178
Money Forward Inc.(a)(b)	6,200	210,810
Monogatari Corp. (The)	1,000	41,700
MonotaRO Co. Ltd.	37,900	651,048
Mori Hills REIT Investment Corp.	226	256,315
Mori Trust Hotel Reit Inc.	49	48,619
Mori Trust Sogo REIT Inc.	143	155,708
Morinaga & Co. Ltd./Japan	5,600	173,649
Morinaga Milk Industry Co. Ltd.	5,500	221,495
Morita Holdings Corp.	5,100	48,947
MOS Food Services Inc.	3,600	82,491
MS&AD Insurance Group Holdings Inc.	65,900	1,961,663
Murata Manufacturing Co. Ltd.	83,900	5,001,067
Musashi Seimitsu Industry Co. Ltd.	6,900	70,122
Musashino Bank Ltd. (The)	3,400	46,506
Nabtesco Corp.	16,500	376,325
Nachi-Fujikoshi Corp.	2,200	63,984
Nagaileben Co. Ltd.	3,200	47,647
Nagase & Co. Ltd.	16,800	240,744
Nagawa Co. Ltd.	1,000	70,486
Nagoya Railroad Co. Ltd.	28,800	462,561
Nakanishi Inc.	12,300	201,043
Nankai Electric Railway Co. Ltd.	14,600	260,651
Nanto Bank Ltd. (The)	3,400	53,195
NEC Corp.	37,000	1,435,447
NEC Networks & System Integration Corp.	11,800	167,551
NET One Systems Co. Ltd.	12,600	300,671
Nexon Co. Ltd.	72,900	1,660,013
Nextage Co. Ltd.	5,400	82,531
NGK Insulators Ltd.	38,700	520,578
NGK Spark Plug Co. Ltd.	24,100	369,820
NH Foods Ltd.	12,800	404,229
NHK Spring Co. Ltd.	33,100	213,791
Nichias Corp.	7,300	131,104
Nichicon Corp.	5,700	51,613
Nichiden Corp.	2,900	48,319
Nichiha Corp.	2,100	37,967
Nichi-Iko Pharmaceutical Co. Ltd.(a)	10,800	64,941
Nichirei Corp.	16,500	302,948
Nidec Corp.	65,300	4,221,584
Nifco Inc./Japan	11,600	244,920
Nihon Kohden Corp.	11,700	280,871
Nihon M&A Center Holdings Inc.	44,400	546,733
Nihon Parkerizing Co. Ltd.	11,700	82,756
Nikkiso Co. Ltd.	9,500	59,211
Nikkon Holdings Co. Ltd.	8,500	128,741
Nikon Corp.	44,000	494,420
Nintendo Co. Ltd.	16,100	7,347,890
Nippn Corp., New	5,100	66,333

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Pacific ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Nippon Accommodations Fund Inc.	64	$315,130
Nippon Building Fund Inc.	215	1,116,130
Nippon Carbon Co. Ltd.	1,700	54,615
Nippon Ceramic Co. Ltd.	2,800	51,120
Nippon Densetsu Kogyo Co. Ltd.	3,900	48,487
Nippon Electric Glass Co. Ltd.	12,500	251,630
Nippon Express Holdings Inc.	11,600	680,117
Nippon Gas Co. Ltd.	15,700	222,788
Nippon Kanzai Co. Ltd.	3,000	64,464
Nippon Kayaku Co. Ltd.	16,300	142,060
Nippon Koei Co. Ltd.	1,800	40,178
Nippon Light Metal Holdings Co. Ltd.	9,610	123,128
Nippon Paint Holdings Co. Ltd.	122,100	967,195
Nippon Paper Industries Co. Ltd.	16,800	133,440
Nippon Parking Development Co. Ltd.	28,200	33,357
Nippon Prologis REIT Inc.	295	816,491
NIPPON REIT Investment Corp.	63	180,583
Nippon Road Co. Ltd. (The)	1,000	55,746
Nippon Sanso Holdings Corp.	23,500	422,894
Nippon Seiki Co. Ltd.	5,300	38,367
Nippon Sheet Glass Co. Ltd.(a)	17,700	53,530
Nippon Shinyaku Co. Ltd.	7,400	500,490
Nippon Shokubai Co. Ltd.	3,500	140,810
Nippon Signal Company Ltd.	6,200	43,041
Nippon Soda Co. Ltd.	2,600	68,761
Nippon Steel Corp.	125,228	1,988,443
Nippon Steel Trading Corp.	2,500	101,744
Nippon Suisan Kaisha Ltd.	48,200	212,818
Nippon Telegraph & Telephone Corp.	174,500	5,142,400
Nippon Television Holdings Inc.	6,500	62,388
Nippon Yusen KK	23,800	1,717,027
Nipro Corp.	23,600	185,959
Nishimatsu Construction Co. Ltd.	5,000	147,207
Nishimatsuya Chain Co. Ltd.	7,700	94,504
Nishi-Nippon Financial Holdings Inc.	17,200	103,378
Nishi-Nippon Railroad Co. Ltd.	10,000	200,048
Nishio Rent All Co. Ltd.	2,200	47,483
Nissan Chemical Corp.	18,200	961,371
Nissan Motor Co. Ltd.(a)	333,800	1,336,384
Nissan Shatai Co. Ltd.	9,200	40,122
Nissha Co. Ltd.	3,500	36,940
Nisshin Oillio Group Ltd. (The)	2,600	58,841
Nisshin Seifun Group Inc.	27,800	370,597
Nisshinbo Holdings Inc.	24,600	184,059
Nissin Electric Co. Ltd.	7,200	76,772
Nissin Foods Holdings Co. Ltd.	8,800	612,151
Nitori Holdings Co. Ltd.	11,600	1,193,400
Nitta Corp.	2,800	59,446
Nittetsu Mining Co. Ltd.	1,000	49,775
Nitto Boseki Co. Ltd.	3,600	69,809
Nitto Denko Corp.	20,800	1,396,115
Nitto Kogyo Corp.	4,100	48,274
Nittoku Co. Ltd.	1,900	28,368
Noevir Holdings Co. Ltd.	2,200	86,260
NOF Corp.	10,000	375,345
Nohmi Bosai Ltd.	3,200	47,127
Nojima Corp.	5,100	102,573
NOK Corp.	12,200	103,801
Nomura Co. Ltd.	10,700	73,578
Nomura Holdings Inc.	448,500	1,726,928
Security	Shares	Value

Japan (continued)
Nomura Real Estate Holdings Inc.	16,900	$411,781
Nomura Real Estate Master Fund Inc.	617	774,668
Nomura Research Institute Ltd.	49,310	1,394,310
Noritake Co. Ltd./Nagoya Japan	1,300	41,284
Noritsu Koki Co. Ltd.	2,500	41,456
Noritz Corp.	3,600	41,690
North Pacific Bank Ltd.	34,800	65,986
NS Solutions Corp.	4,600	137,234
NS United Kaiun Kaisha Ltd.	1,400	38,476
NSD Co. Ltd.	9,500	168,638
NSK Ltd.	57,900	320,403
NTN Corp.(a)	58,500	93,444
NTT Data Corp.	92,400	1,703,663
NTT UD REIT Investment Corp.	202	233,329
Obara Group Inc.	1,900	42,522
Obayashi Corp.	93,700	644,388
OBIC Business Consultants Co. Ltd.	4,800	172,521
Obic Co. Ltd.	10,000	1,477,392
Odakyu Electric Railway Co. Ltd.	41,800	632,979
Ogaki Kyoritsu Bank Ltd. (The)	4,400	64,487
Ohsho Food Service Corp.	1,600	75,129
Oiles Corp.	3,800	43,660
Oisix ra daichi Inc.(a)	3,200	65,760
Oji Holdings Corp.	115,400	546,650
Okamoto Industries Inc.	1,600	47,109
Okamura Corp.	8,300	76,277
Okasan Securities Group Inc.	19,200	51,405
Oki Electric Industry Co. Ltd.	16,300	105,588
Okinawa Cellular Telephone Co.	1,400	53,874
Okinawa Electric Power Co. Inc. (The)	4,500	44,795
Okinawa Financial Group Inc.	3,100	53,069
OKUMA Corp.	3,600	128,669
Okumura Corp.	3,700	87,345
Olympus Corp.	160,600	2,826,740
Omron Corp.	27,300	1,609,446
One REIT Inc.	32	67,929
Ono Pharmaceutical Co. Ltd.	54,000	1,387,289
Onward Holdings Co. Ltd.	17,300	32,310
Open House Group Co. Ltd.	12,000	464,336
Optex Group Co. Ltd.	5,200	68,413
Optim Corp.(a)	3,400	22,519
Optorun Co. Ltd.	2,800	41,552
Oracle Corp. Japan	5,900	379,142
Organo Corp.	1,000	68,615
Orient Corp.	101,000	96,949
Oriental Land Co. Ltd./Japan	29,300	4,432,214
ORIX Corp.	178,800	3,261,126
Orix JREIT Inc.	406	548,799
Osaka Gas Co. Ltd.	56,000	1,009,311
Osaka Organic Chemical Industry Ltd.	1,700	36,660
Osaka Soda Co. Ltd.	2,100	51,593
OSG Corp.	13,500	169,594
Otsuka Corp.	16,500	540,740
Otsuka Holdings Co. Ltd.	57,200	1,922,058
Outsourcing Inc.	17,200	170,581
Pacific Industrial Co. Ltd.	5,700	44,194
Pack Corp. (The)	2,200	40,264
PAL GROUP Holdings Co. Ltd.	3,400	37,944
Paltac Corp.	4,000	145,792
Pan Pacific International Holdings Corp.	61,800	946,365

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Pacific ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Panasonic Holdings Corp.	324,800	$2,895,006
Paramount Bed Holdings Co. Ltd.	4,700	78,278
Park24 Co. Ltd.(a)	16,800	239,240
Pasona Group Inc.	2,400	38,054
Penta-Ocean Construction Co. Ltd.	43,900	214,802
PeptiDream Inc.(a)	14,500	233,869
Persol Holdings Co. Ltd.	25,400	503,927
Pharma Foods International Co. Ltd.(b)	3,200	41,957
Pigeon Corp.	16,500	281,408
Pilot Corp.	3,700	150,327
Piolax Inc.	4,100	47,833
PKSHA Technology Inc.(a)	3,500	49,903
Plaid Inc.(a)(b)	2,200	19,706
Plenus Co. Ltd.	2,800	41,129
Plus Alpha Consulting Co. Ltd.	1,400	24,800
Pola Orbis Holdings Inc.	13,500	155,643
Premier Anti-Aging Co. Ltd.(a)(b)	400	11,503
Pressance Corp.	3,400	40,816
Prestige International Inc.	13,900	66,797
Prima Meat Packers Ltd.	3,900	63,953
Proto Corp.	6,100	47,916
Qol Holdings Co. Ltd.	4,400	37,036
Raito Kogyo Co. Ltd.	6,000	89,584
Raiznext Corp.	8,300	68,815
Raksul Inc.(a)	3,200	66,121
Rakus Co. Ltd.	9,900	121,332
Rakuten Group Inc.	127,400	895,607
Recruit Holdings Co. Ltd.	198,200	7,191,011
Relia Inc.	9,400	77,274
Relo Group Inc.	15,800	225,696
Renesas Electronics Corp.(a)	181,800	1,941,253
Rengo Co. Ltd.	25,900	153,342
RENOVA Inc.(a)(b)	5,000	61,604
Resona Holdings Inc.	306,100	1,331,053
Resorttrust Inc.	13,400	225,435
Restar Holdings Corp.	3,200	49,420
Retail Partners Co. Ltd.	4,300	37,461
Ricoh Co. Ltd.	100,000	730,191
Ricoh Leasing Co. Ltd.	1,600	41,909
Riken Keiki Co. Ltd.	1,500	47,214
Riken Vitamin Co. Ltd.	3,300	43,380
Ringer Hut Co. Ltd.	3,100	53,623
Rinnai Corp.	5,400	345,165
Riso Kagaku Corp.	2,500	46,942
Riso Kyoiku Co. Ltd.	15,000	44,536
Rohm Co. Ltd.	12,700	887,233
Rohto Pharmaceutical Co. Ltd.	13,000	347,159
Roland Corp.	1,200	41,412
Rorze Corp.	1,700	148,510
Round One Corp.	7,700	85,703
Royal Holdings Co. Ltd.	6,000	96,092
RS Technologies Co. Ltd.	1,200	55,256
Ryohin Keikaku Co. Ltd.	36,900	331,625
Ryosan Co. Ltd.	2,800	49,813
S Foods Inc.	1,900	44,203
Saibu Gas Holdings Co. Ltd.	2,700	44,315
Saizeriya Co. Ltd.	5,400	99,035
Sakai Moving Service Co. Ltd.	1,500	51,185
Sakata INX Corp.	6,100	46,130
Sakata Seed Corp.	4,300	144,788
Security	Shares	Value

Japan (continued)
SAMTY Co. Ltd.	4,500	$72,681
Samty Residential Investment Corp.	52	52,549
San-A Co. Ltd.	2,600	81,620
San-Ai Obbli Co. Ltd.	4,500	33,035
SanBio Co. Ltd.(a)	5,400	45,933
Sangetsu Corp.	6,100	73,078
San-in Godo Bank Ltd. (The)	17,900	88,869
Sanken Electric Co. Ltd.	3,500	129,260
Sanki Engineering Co. Ltd.	5,600	63,435
Sankyo Co. Ltd.	7,000	201,425
Sankyu Inc.	7,400	225,619
Sanrio Co. Ltd.	8,300	174,100
Sansan Inc.(a)	8,600	82,050
Santen Pharmaceutical Co. Ltd.	50,800	413,242
Sanwa Holdings Corp.	27,500	250,532
Sanyo Chemical Industries Ltd.	1,100	42,065
Sanyo Denki Co. Ltd.	900	38,658
Sanyo Special Steel Co. Ltd.	3,600	55,074
Sapporo Holdings Ltd.	8,300	172,757
Sato Holdings Corp.	3,800	52,250
Sawai Group Holdings Co. Ltd.	5,000	167,723
SBI Holdings Inc/Japan	35,400	791,795
SBS Holdings Inc.	1,600	37,127
SCREEN Holdings Co. Ltd.	5,800	474,029
SCSK Corp.	23,200	368,841
Secom Co. Ltd.	30,800	2,166,917
Sega Sammy Holdings Inc.	24,400	432,359
Seibu Holdings Inc.	33,600	333,818
Seikagaku Corp.	5,600	36,363
Seiko Epson Corp.	39,700	559,275
Seiko Holdings Corp.	3,700	63,347
Seino Holdings Co. Ltd.	21,200	173,182
Seiren Co. Ltd.	6,500	103,021
Sekisui Chemical Co. Ltd.	55,800	755,595
Sekisui House Ltd.	89,800	1,559,641
Sekisui House Reit Inc.	598	349,921
Sekisui Jushi Corp.	3,600	49,224
Senko Group Holdings Co. Ltd.	12,900	87,241
Septeni Holdings Co. Ltd.	13,000	65,806
Seria Co. Ltd.	7,000	136,891
Seven & i Holdings Co. Ltd.	109,900	4,859,437
Seven Bank Ltd.	96,600	180,576
SG Holdings Co. Ltd.	46,500	819,455
Sharp Corp./Japan.	32,700	276,684
Shibaura Machine Co. Ltd.	2,900	69,272
Shibuya Corp.	2,100	37,824
SHIFT Inc.(a)	1,700	322,150
Shiga Bank Ltd. (The)	5,300	99,664
Shikoku Chemicals Corp.	5,100	50,842
Shikoku Electric Power Co. Inc.	25,400	146,038
Shima Seiki Manufacturing Ltd.	3,000	42,802
Shimadzu Corp.	33,900	1,108,263
Shimamura Co. Ltd.	3,300	292,672
Shimano Inc.	10,900	1,931,309
Shimizu Corp.	78,000	409,004
Shin-Etsu Chemical Co. Ltd.	51,800	7,119,107
Shin-Etsu Polymer Co. Ltd.	6,200	48,766
Shinko Electric Industries Co. Ltd.	9,300	400,878
Shinmaywa Industries Ltd.	8,400	58,920
Shinsei Bank Ltd.(a)	9,500	166,591

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Pacific ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Shionogi & Co. Ltd.	38,500	$2,141,598
Ship Healthcare Holdings Inc.	11,200	187,084
Shiseido Co. Ltd.	57,900	2,737,016
Shizuoka Bank Ltd/The	65,400	423,143
Shizuoka Gas Co. Ltd.	4,800	34,407
SHO-BOND Holdings Co. Ltd.	6,200	260,586
Shochiku Co. Ltd.(a)	1,400	142,885
Shoei Co. Ltd.	3,500	129,848
Shoei Foods Corp.	1,700	51,058
Showa Denko KK	25,800	502,026
Showa Sangyo Co. Ltd.	2,500	50,573
Siix Corp.	4,900	37,430
Sinko Industries Ltd.	3,300	41,477
SKY Perfect JSAT Holdings Inc.	28,100	91,027
Skylark Holdings Co. Ltd.	33,400	396,314
SMC Corp.	8,400	4,067,449
SMS Co. Ltd.	10,400	244,074
Snow Peak Inc.(b)	4,000	73,323
Sodick Co. Ltd.	6,500	36,370
SoftBank Corp.	420,300	4,891,393
SoftBank Group Corp.	176,000	7,238,921
Sohgo Security Services Co. Ltd.	10,200	283,344
Sojitz Corp.	36,320	553,820
Solasto Corp.	4,300	29,737
Sompo Holdings Inc.	46,100	1,876,731
Sony Group Corp.	184,300	15,905,277
Sosei Group Corp.(a)	11,300	110,347
SOSiLA Logistics REIT Inc.	80	97,244
Sotetsu Holdings Inc.	12,300	210,860
S-Pool Inc.	6,600	65,951
Square Enix Holdings Co. Ltd.	11,900	475,117
SRE Holdings Corp.(a)	1,000	20,629
Stanley Electric Co. Ltd.	18,400	317,273
Star Asia Investment Corp.	183	83,762
Star Micronics Co. Ltd.	5,000	56,048
Starts Corp.Inc.	3,700	68,577
Starts Proceed Investment Corp.	24	42,996
Strike Co. Ltd.	1,200	36,543
Subaru Corp.	88,600	1,344,478
Sugi Holdings Co. Ltd.	5,100	218,588
SUMCO Corp.	49,500	712,882
Sumitomo Bakelite Co. Ltd.	5,300	173,899
Sumitomo Chemical Co. Ltd.	214,200	910,822
Sumitomo Corp.	164,600	2,604,570
Sumitomo Densetsu Co. Ltd.	2,900	49,626
Sumitomo Electric Industries Ltd.	111,300	1,196,567
Sumitomo Forestry Co. Ltd.	20,500	313,626
Sumitomo Heavy Industries Ltd.	16,500	349,163
Sumitomo Metal Mining Co. Ltd.	36,500	1,600,770
Sumitomo Mitsui Construction Co. Ltd.	21,900	71,055
Sumitomo Mitsui Financial Group Inc.	192,100	5,804,097
Sumitomo Mitsui Trust Holdings Inc.	49,400	1,533,253
Sumitomo Osaka Cement Co. Ltd.	4,700	131,424
Sumitomo Pharma Co., Ltd.	26,300	234,270
Sumitomo Realty & Development Co. Ltd.	46,000	1,220,310
Sumitomo Rubber Industries Ltd.	24,700	214,094
Sumitomo Warehouse Co. Ltd. (The)	6,900	115,793
Sun Corp.	1,900	22,534
Sun Frontier Fudousan Co. Ltd.	6,000	50,137
Sundrug Co. Ltd.	9,800	228,165
Security	Shares	Value

Japan (continued)
Suntory Beverage & Food Ltd.	20,100	$791,960
Suruga Bank Ltd.	23,100	72,472
Suzuken Co. Ltd.	9,100	268,607
Suzuki Motor Corp.	53,600	1,615,777
Sysmex Corp.	24,600	1,613,700
Systena Corp.	42,800	134,531
T&D Holdings Inc.	78,000	1,002,334
T. Hasegawa Co. Ltd.	4,500	87,634
Tadano Ltd.	14,600	103,715
Taiheiyo Cement Corp.	14,500	234,604
Taikisha Ltd.	3,200	78,962
Taisei Corp.	27,600	747,629
Taisho Pharmaceutical Holdings Co. Ltd.	5,300	208,756
Taiyo Holdings Co. Ltd.	5,300	126,443
Taiyo Yuden Co. Ltd.	17,600	691,459
Takamatsu Construction Group Co. Ltd.	2,900	48,302
Takara Bio Inc.	8,400	135,105
Takara Holdings Inc.	20,600	173,511
Takara Leben Real Estate Investment Corp.	78	72,696
Takara Standard Co. Ltd.	4,100	40,962
Takasago International Corp.	2,300	46,383
Takasago Thermal Engineering Co. Ltd.	6,800	88,948
Takashimaya Co. Ltd.	23,800	217,086
Takeda Pharmaceutical Co. Ltd.	230,900	6,699,915
Takeuchi Manufacturing Co. Ltd.	5,000	91,690
Taki Chemical Co. Ltd.	1,200	47,365
Takuma Co. Ltd.	11,200	125,517
Tama Home Co. Ltd.	2,400	46,832
Tamron Co. Ltd.	2,200	38,782
Tamura Corp.	16,300	68,884
TBS Holdings Inc.	4,900	64,301
TDK Corp.	56,700	1,751,560
TechMatrix Corp.	6,700	103,379
TechnoPro Holdings Inc.	16,100	410,036
Teijin Ltd.	27,800	297,079
Teikoku Sen-I Co. Ltd.	2,900	35,370
Tenma Corp.	2,200	37,446
Terumo Corp.	93,600	2,786,016
T-Gaia Corp.	3,100	39,292
THK Co. Ltd.	16,300	323,008
TIS Inc.	30,500	685,010
TKC Corp.	4,400	115,575
Toa Corp./Tokyo	2,500	54,647
Toagosei Co. Ltd.	16,300	133,894
Tobu Railway Co. Ltd.	28,700	645,123
Tocalo Co. Ltd.	9,300	92,858
Toda Corp.	33,000	189,602
Toei Co. Ltd.	900	119,370
Toho Bank Ltd. (The)	27,300	42,531
Toho Co. Ltd./Tokyo	16,700	619,694
Toho Gas Co. Ltd.	10,900	255,704
Toho Holdings Co. Ltd.	7,600	123,369
Toho Titanium Co. Ltd.	5,100	58,284
Tohoku Electric Power Co. Inc.	66,300	368,796
Tokai Carbon Co. Ltd.	29,400	243,105
Tokai Corp./Gifu	3,000	39,749
TOKAI Holdings Corp.	15,300	102,840
Tokai Rika Co. Ltd.	7,700	81,129
Tokai Tokyo Financial Holdings Inc.	29,100	86,327
Token Corp.	1,000	66,565

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Pacific ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Tokio Marine Holdings Inc.	91,500	$4,947,283
Tokushu Tokai Paper Co. Ltd.	1,600	42,497
Tokuyama Corp.	10,400	138,322
Tokyo Century Corp.	5,500	169,412
Tokyo Electric Power Co. Holdings Inc.(a)	229,800	793,213
Tokyo Electron Ltd.	21,900	9,240,626
Tokyo Gas Co. Ltd.	55,700	1,066,903
Tokyo Ohka Kogyo Co. Ltd.	4,700	255,380
Tokyo Seimitsu Co. Ltd.	6,600	227,046
Tokyo Steel Manufacturing Co. Ltd.	15,700	162,495
Tokyo Tatemono Co. Ltd.	26,700	376,442
Tokyotokeiba Co. Ltd.	1,500	51,042
Tokyu Construction Co. Ltd.	16,100	74,665
Tokyu Corp.	71,200	870,691
Tokyu Fudosan Holdings Corp.	87,600	455,841
Tokyu REIT Inc.	122	171,025
TOMONY Holdings Inc.	20,500	51,850
Tomy Co. Ltd.	13,900	131,877
Topcon Corp.	15,100	193,268
Toppan Inc.	39,500	652,922
Topre Corp.	4,200	35,610
Toray Industries Inc.	205,300	972,975
Toridoll Holdings Corp.	6,700	121,510
Torii Pharmaceutical Co. Ltd.	2,000	50,261
Tosei Corp.	6,100	51,328
Toshiba Corp.	57,100	2,371,267
Toshiba TEC Corp.	3,600	122,030
Tosoh Corp.	36,998	510,887
Totetsu Kogyo Co. Ltd.	3,300	59,653
TOTO Ltd.	21,100	711,045
Towa Pharmaceutical Co. Ltd.	3,300	70,197
Toyo Construction Co. Ltd.(a)	10,400	74,831
Toyo Gosei Co. Ltd.	800	58,843
Toyo Ink SC Holdings Co. Ltd.	4,000	59,562
Toyo Seikan Group Holdings Ltd.	21,300	230,389
Toyo Suisan Kaisha Ltd.	13,600	419,918
Toyo Tanso Co. Ltd.	2,300	49,978
Toyo Tire Corp.	16,800	192,695
Toyobo Co. Ltd.	11,800	97,015
Toyoda Gosei Co. Ltd.	9,100	132,514
Toyota Boshoku Corp.	10,600	168,937
Toyota Industries Corp.	21,500	1,289,501
Toyota Motor Corp.	1,552,500	26,600,078
Toyota Tsusho Corp.	31,700	1,138,893
TPR Co. Ltd.	4,000	38,337
Trancom Co. Ltd.	800	41,683
Transcosmos Inc.	3,500	82,517
TRE Holdings Corp.	4,400	70,395
Trend Micro Inc/Japan	20,100	1,120,714
Tri Chemical Laboratories Inc.	2,900	54,466
Trusco Nakayama Corp.	6,900	107,602
TS Tech Co. Ltd.	12,500	130,445
Tsubaki Nakashima Co. Ltd.	4,300	30,905
Tsubakimoto Chain Co.	3,400	77,637
Tsugami Corp.	3,900	36,319
Tsumura & Co.	8,200	201,759
Tsuruha Holdings Inc.	5,500	281,094
TV Asahi Holdings Corp.	3,300	37,694
UACJ Corp.	4,600	76,958
UBE Corp.	13,900	215,517
Security	Shares	Value

Japan (continued)
Uchida Yoko Co. Ltd.	1,100	$41,513
Ulvac Inc.	6,700	262,539
Unicharm Corp.	59,200	2,059,686
Union Tool Co.	1,600	45,960
United Arrows Ltd.	3,200	43,021
United Super Markets Holdings Inc.	7,800	65,993
United Urban Investment Corp.	447	489,079
Universal Entertainment Corp.(a)	3,500	62,623
Usen-Next Holdings Co. Ltd.	2,100	34,469
Ushio Inc.	15,500	200,967
USS Co. Ltd.	31,800	529,408
UT Group Co. Ltd.	4,100	92,191
Uzabase Inc.(a)(b)	3,400	19,788
Valor Holdings Co. Ltd.	4,800	75,621
ValueCommerce Co. Ltd.	1,900	55,521
Vector Inc.	5,400	51,642
Vision Inc./Tokyo Japan(a)	5,400	53,831
Visional Inc.(a)	1,600	88,051
VT Holdings Co. Ltd.	7,900	27,967
Wacoal Holdings Corp.	6,100	86,887
Wacom Co. Ltd.	26,200	189,431
Wakita & Co. Ltd.	5,100	42,437
WealthNavi Inc.(a)(b)	3,000	39,019
Weathernews Inc.	700	36,503
Welcia Holdings Co. Ltd.	15,000	307,486
West Holdings Corp.	2,800	110,445
West Japan Railway Co.	31,400	1,165,536
Yakult Honsha Co. Ltd.	19,100	989,009
YAMABIKO Corp.	4,900	53,200
Yamada Holdings Co. Ltd.(a)	97,400	290,844
Yamaguchi Financial Group Inc.	33,000	180,945
Yamaha Corp.	20,100	767,960
Yamaha Motor Co. Ltd.	44,300	914,604
YA-MAN Ltd.	4,500	42,891
Yamato Holdings Co. Ltd.	43,500	813,972
Yamato Kogyo Co. Ltd.	6,200	200,094
Yamazaki Baking Co. Ltd.	16,300	201,503
Yamazen Corp.	8,200	60,559
Yaoko Co. Ltd.	2,500	132,257
Yaskawa Electric Corp.	34,400	1,168,067
Yellow Hat Ltd.	3,200	39,974
Yodogawa Steel Works Ltd.	2,900	54,893
Yokogawa Bridge Holdings Corp.	4,400	64,528
Yokogawa Electric Corp.	32,800	522,913
Yokohama Rubber Co. Ltd. (The)	16,400	219,573
Yokorei Co. Ltd.	7,200	48,122
Yokowo Co. Ltd.	2,800	54,947
Yonex Co. Ltd.	8,000	52,118
Yoshinoya Holdings Co. Ltd.	8,900	161,922
Yuasa Trading Co. Ltd.	2,200	49,085
Z Holdings Corp.	395,900	1,554,239
Zenkoku Hosho Co. Ltd.	7,900	277,259
Zenrin Co. Ltd.	6,100	44,366
Zensho Holdings Co. Ltd.	14,800	349,016
Zeon Corp.	16,500	175,704
ZERIA Pharmaceutical Co. Ltd.	3,200	48,963
Zojirushi Corp.	4,500	47,586
ZOZO Inc.	18,500	387,343
Zuken Inc.	2,200	50,938
		581,908,251

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Pacific ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

New Zealand — 1.0%
a2 Milk Co. Ltd. (The)(a)	109,484	$346,921
Air New Zealand Ltd.(a)(b)	198,010	112,377
Argosy Property Ltd.	142,217	119,152
Auckland International Airport Ltd.(a)	185,958	934,068
Chorus Ltd.	65,896	312,626
Contact Energy Ltd.	116,554	612,329
Fisher & Paykel Healthcare Corp. Ltd.	85,786	1,178,882
Fletcher Building Ltd.	111,656	444,784
Genesis Energy Ltd.	77,423	142,982
Goodman Property Trust	161,817	235,555
Infratil Ltd.	104,807	567,178
Kiwi Property Group Ltd.	233,915	159,542
Mercury NZ Ltd.	95,895	371,790
Meridian Energy Ltd.	182,310	553,321
Oceania Healthcare Ltd.	93,239	61,878
Precinct Properties New Zealand Ltd.	210,268	205,484
Pushpay Holdings Ltd.(a)	105,294	88,807
Ryman Healthcare Ltd.	65,382	386,948
SKYCITY Entertainment Group Ltd.	104,081	194,439
Spark New Zealand Ltd.	270,942	856,905
Summerset Group Holdings Ltd.	32,056	241,445
Xero Ltd.(a)	19,713	1,299,917
Z Energy Ltd.(d)	76,523	186,250
		9,613,580
Singapore — 4.3%
AEM Holdings Ltd.(b)	39,000	133,558
AIMS APAC REIT	50,100	51,231
Ascendas India Trust	94,300	85,201
Ascendas REIT	495,615	1,019,718
Ascott Residence Trust	278,730	231,564
CapitaLand China Trust	168,435	141,524
CapitaLand Integrated Commercial Trust	709,796	1,189,328
Capitaland Investment Ltd/Singapore(a)	390,800	1,184,983
CDL Hospitality Trusts(b)	115,900	111,391
City Developments Ltd.	64,500	395,457
ComfortDelGro Corp. Ltd.	309,800	327,255
COSCO Shipping International Singapore Co. Ltd.(a)	525,000	92,851
Cromwell European Real Estate Investment Trust	48,300	117,194
DBS Group Holdings Ltd.	264,600	6,419,359
ESR-REIT(b)	853,656	239,416
Far East Hospitality Trust	131,600	63,394
First Resources Ltd.	82,800	126,286
Frasers Centrepoint Trust	147,667	260,048
Frasers Hospitality Trust	141,400	65,664
Frasers Logistics & Commercial Trust	402,483	419,129
Frencken Group Ltd.	45,600	46,258
Genting Singapore Ltd.	862,300	500,643
Golden Agri-Resources Ltd.	1,049,000	245,084
Haw Par Corp. Ltd.(b)	16,300	137,191
Hutchison Port Holdings Trust, Class U	773,600	184,392
iFAST Corp. Ltd.	16,300	58,532
Keppel Corp.Ltd.	210,400	1,037,651
Keppel DC REIT	194,800	290,406
Keppel Infrastructure Trust	554,300	221,327
Keppel Pacific Oak US REIT	135,700	98,274
Keppel REIT	252,300	221,036
Lendlease Global Commercial REIT(b)	188,611	107,736
Manulife US Real Estate Investment Trust	212,700	132,513
Mapletree Commercial Trust	310,495	417,591
Mapletree Industrial Trust	291,020	546,850
Security	Shares	Value

Singapore (continued)
Mapletree Logistics Trust	447,887	$575,231
Mapletree North Asia Commercial Trust	319,300	275,771
Maxeon Solar Technologies Ltd.(a)(b)	3,559	41,213
Nanofilm Technologies International Ltd.(b)	52,800	101,906
NetLink NBN Trust	416,500	301,168
Olam Group Ltd., NVS	99,300	121,347
OUE Commercial Real Estate Investment Trust	322,930	96,521
Oversea-Chinese Banking Corp. Ltd.	495,475	4,399,116
Parkway Life REIT	48,700	169,693
Prime U.S. REIT	71,000	52,308
Raffles Medical Group Ltd.	159,300	137,561
Razer Inc.(a)(c)	574,000	207,533
Riverstone Holdings Ltd./Singapore(b)	113,400	79,129
Sasseur Real Estate Investment Trust	85,700	51,744
SATS Ltd.(a)	104,800	342,180
Sea Ltd., ADR(a)	46,954	3,885,913
Sembcorp Industries Ltd.(b)	139,900	296,281
Sembcorp Marine Ltd.(a)(b)	1,994,708	156,405
Sheng Siong Group Ltd.	100,600	111,081
SIA Engineering Co. Ltd.(a)	24,600	47,244
Silverlake Axis Ltd.	392,600	91,331
Singapore Airlines Ltd.(a)	194,900	768,230
Singapore Exchange Ltd.	117,300	825,363
Singapore Post Ltd.	164,400	84,424
Singapore Technologies Engineering Ltd.	233,200	686,800
Singapore Telecommunications Ltd.	1,204,100	2,403,135
SPH REIT	344,144	242,815
Starhill Global REIT	201,200	86,139
StarHub Ltd.(b)	89,600	81,270
Suntec REIT	296,300	391,432
United Overseas Bank Ltd.	172,500	3,692,576
UOL Group Ltd.	71,900	377,801
Venture Corp.Ltd.	40,800	500,858
Wilmar International Ltd.	282,500	900,523
Yangzijiang Financial Holding	354,200	139,585
Yangzijiang Shipbuilding Holdings Ltd.	354,200	231,088
Yanlord Land Group Ltd.	87,000	76,226
		39,948,976
United Kingdom — 0.3%
CK Hutchison Holdings Ltd.	395,572	2,776,095

United States — 0.0%
Coronado Global Resources Inc.(c)	115,640	186,291

Total Common Stocks — 99.0%
(Cost: $895,406,978)		920,517,542

Warrants

Australia — 0.0%
Magellan Financial Group Ltd. (Expires 04/16/27)(a)	1	1

Singapore — 0.0%
Ezion Holdings Ltd. (Expires 04/16/23)(b)(d)	341,183	3

Total Warrants — 0.0%
(Cost: $0)		4

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Pacific ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.38%(e)(f)(g)	3,544,054	$3,544,054
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(e)(f)	80,000	80,000
		3,624,054

Total Short-Term Investments — 0.4%
(Cost: $3,623,150)		3,624,054

Total Investments in Securities — 99.4%
(Cost: $899,030,128)		924,141,600
Other Assets, Less Liabilities — 0.6%		5,732,425

Net Assets — 100.0%		$929,874,025

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$6,719,334	$—	$(3,173,082	)(a)	$(2,180)	$(18)	$3,544,054	3,544,054	$151,208	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	90,000	—	(10,000	)(a)	—	—	80,000	80,000	27		—
					$(2,180)	$(18)	$3,624,054		$151,235		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	40	06/09/22	$5,841	$72,494
SPI 200 Index	23	06/16/22	2,974	5,754
				$78,248

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Pacific ETF
April 30, 2022

Fair Value Measurements (continued)

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$12,097,061	$908,234,229	$186,252	$920,517,542
Warrants	1	—	3	4
Money Market Funds	3,624,054	—	—	3,624,054
	$15,721,116	$908,234,229	$186,255	$924,141,600
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$78,248	$—	$78,248

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust